Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	0001295908
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000234830
Shareholder Report [Line Items]
Fund Name	Copley Fund
Trading Symbol	COPLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-484-5766
Additional Information Website	https://www.dcmadvisors.com/fund-reports-holdings
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copley Fund	$252	2.22%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copley Fund	27.14%	7.23%	9.72%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 97,380,541
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 653,013
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,380,541
Number of Portfolio Holdings	33
Advisory Fee	$653,013
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Money Market Funds	2.7%
Consumer Staples	4.1%
Energy	5.3%
Health Care	5.7%
Industrials	5.8%
Consumer Discretionary	6.4%
Technology	18.7%
Communications	23.9%
Financials	34.0%